Stock Based Compensation - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 25, 2020	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Stock options granted (in shares)				0		36,073	23,719
Accelerated options				9,737
Compensation expense	$ 62,100,000	$ 150,000	$ (5,000)	$ 895,000	$ 154,000
Compensation expense due to acceleration				$ 483,000
Weighted average vesting period for unrecognized deferred share-based compensation (in years)				10 months 24 days
Unrecognized deferred share-based compensation expense expected to be recognized		600,000		$ 600,000
Share Based Compensation [Member]
Option forfeited						32,500
Common share issuable						195,000
Common shares issueds						$ 167,500
Common shares issued to grant						195,000
Aggregate intrinsic value				0		$ 575,000	$ 1,000
Deferred share base compensation						$ 1,600,000
Remaining weighted average vesting periods						1 year 8 months 12 days
Compensation expense		$ 75,000		$ 745,000
Board of Directors [Member]
Options shares						82,500
Designated shares						7,500